Subsequent Events (Details)								3 Months Ended		12 Months Ended
	Jun. 14, 2023 USD ($)	Jun. 13, 2023 USD ($)	May 18, 2023 USD ($)	Apr. 14, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Jan. 20, 2023 USD ($) $ / shares shares	Jan. 05, 2023 D $ / shares shares	Mar. 31, 2023 USD ($) D $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 D	Mar. 13, 2023 USD ($)	Mar. 07, 2023 item	Feb. 16, 2023 USD ($)
Subsequent Events
Price per unit | $ / shares								$ 10.10
Redemption shares value								$ 895,995	$ 20,342
Redemption shares value in trust account						$ 31,461,507
Redemption amount not exceed of trust account											$ 150,000		$ 150,000
Class A Ordinary Shares [Member]
Subsequent Events
Aggregate redeemable shares | shares						16,988,575
Redemption price per share | $ / shares						$ 10.32
Redemption shares value						$ 175,285,892
Sponsor [Member] | Class A Ordinary Shares [Member] | Founder Share Member
Subsequent Events
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D								20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D								30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days		150 days
Sponsor [Member] | DigiAsia Bios Pte. Ltd
Subsequent Events
Price per unit | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Subsequent Event [Member]
Subsequent Events
Redemption shares value		$ 4,500,000
Redemption shares value in trust account						$ 31,461,507
Redemption amount not exceed of trust account		$ 4,500,000
Number of public holders for continuing listing | item												300
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events
Amount in trust account					$ 150,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events
Aggregate redeemable shares | shares						16,988,575
Redemption price per share | $ / shares						$ 10.318
Redemption shares value						$ 175,285,892
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Subsequent Events
Ordinary share price equal to trust account amount | $ / shares					$ 0.05
Subsequent Event [Member] | DigiAsia Bios Pte. Ltd
Subsequent Events
Share capital holding percentage							1.00%
Number of lock-up shares | shares							250,000
Subsequent Event [Member] | DigiAsia Bios Pte. Ltd | PubCo Ordinary Share
Subsequent Events
Price per unit | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events
Investment of cash into Trust Account	$ 150,000		$ 150,000	$ 150,000